Basis of Presentation and Summary of Significant Accounting Policies - a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of ordinary shares (Details) - USD ($)
	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Class A ordinary shares subject to possible redemption
Numerator:
Allocation of net income (loss), basic	$ (2,126,151)	$ 1,569,174		$ 3,662,430	$ 4,369,295
Allocation of net income (loss), diluted	$ (2,126,151)	$ 1,569,174		$ 3,662,430	$ 4,369,295
Denominator:
Weighted average shares outstanding of ordinary shares, basic	17,500,000	17,500,000		17,500,000	17,500,000
Weighted average shares outstanding of ordinary shares, diluted	17,500,000	17,500,000		17,500,000	17,500,000
Basic net income (loss) per ordinary share	$ (0.12)	$ 0.09		$ 0.21	$ 0.25
Diluted net income (loss) per ordinary share	$ (0.12)	$ 0.09		$ 0.21	$ 0.25
Class B ordinary shares
Numerator:
Allocation of net income (loss), basic	$ (531,538)	$ 392,293		$ 915,608	$ 1,092,324
Allocation of net income (loss), diluted	$ (531,538)	$ 392,293		$ 915,608	$ 1,092,324
Denominator:
Weighted average shares outstanding of ordinary shares, basic	4,375,000	4,375,000	4,375,000	4,375,000	4,375,000	4,375,000
Weighted average shares outstanding of ordinary shares, diluted	4,375,000	4,375,000	4,375,000	4,375,000	4,375,000	4,375,000
Basic net income (loss) per ordinary share	$ (0.12)	$ 0.09	$ (0.7)	$ 0.21	$ 0.25	$ (0.17)
Diluted net income (loss) per ordinary share	$ (0.12)	$ 0.09	$ (0.7)	$ 0.21	$ 0.25	$ (0.17)